Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of geographical areas [abstract]
Schedule of Financial Data Regarding Segment

Presented below are financial data regarding the segment:

	2022	2021
	NIS in thousands
Loss from investment in XTL	(174)	(46)
Loss from investment in FORE	-	(1,822)
	(174)	(1,868)

	2022	2021
	NIS in thousands
Fair value of the investment in XTL	156	330
Fair value of the investment in Cavnox	965	965
Fair value of the investment in Fore	1,600	1,600
	2,721	2,895

Schedule of Operating Segments

Reconciliation of operating segment data include addition of assets and liabilities which were not attributed to segments.

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2022
External revenue	388,684	-	-	388,684
Segment profit (loss)	68,552	(174)	-	68,378

General and administrative expenses not attributable to segments				(15,623)
Other expenses, net				(2,128)
Operating Profit				50,627

Segment assets	886,184	2,770	69,053	958,007
Segment liabilities	526,285	-	(89,755)	436,530

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2021
External revenue	219,677	-	-	219,677
Segment profit (loss)	44,646	(1,868)	-	42,778

General and administrative expenses not attributable to segments				(11,620)
Other expenses, net				(2,971)
Operating Profit				28,187

Segment assets	551,435	2,895	131,994	686,324
Segment liabilities	132,562	-	94,571	227,133

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2020
External revenue	65,035	-	-	65,035
Segment profit (loss)	14,250	(37,195)	-	(22,945)

General and administrative expenses not attributable to segments				(10,892)
Other expenses, net				(4,563)
Operating loss				(38,400)

Segment assets	114,559	3,517	208,194	326,270
Segment liabilities	23,935	-	10,226	34,161